Shareholder Report	6 Months Ended
May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Future of Energy Fund, INC
Entity Central Index Key	0001580956
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class A
Trading Symbol	MLOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during and after the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$72	1.25%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 29.68% total return in the six months ended May 31, 2026, compared with the Linked Index,[1] which returned 26.39%, and the MSCI World Index - net, which returned 11.38%.

Stock selection in the integrated oils sector helped the Fund's relative performance in the period compared with the Linked Index,[1] led by an out-of-benchmark position in Cenovus Energy. The Canada-based energy producer had a sizable gain, benefiting from strong earnings growth and an announced dividend increase. The Fund's out-of-benchmark allocation to infrastructure construction companies also aided performance, as these holdings generated strong returns. Stock selection in the midstream oil & gas sector further contributed to performance, in part due to a non-investment in pipeline owner Kinder Morgan, which rose but trailed the benchmark.

Factors that detracted from relative performance included the Fund's non-benchmark allocation to integrated electric utilities, which had only a small gain in the portfolio. An underweight in oilfield services & equipment also hindered returns, as the sector rose more than 40% in the benchmark. The Fund's out-of-benchmark position in base metals producers weighed on relative performance as well. The allocation consisted of two uranium operators that were strong performers in 2025, but then struggled in 2026 as the Iran conflict disrupted the nuclear and uranium value chains.

Top contributors	Top detractors
Integrated Oils	Integrated Electric Utilities
Infrastructure Construction	Oilfield Services & Equipment
Midstream - Oil & Gas	Base Metals

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of May 31, 2026)
	1 Year	5 Years	10 Years
With sales charge[2]	51.08%	18.48%	9.63%
Without sales charge	58.20%	19.57%	10.14%
MSCI World Index - net	27.49%	11.97%	13.09%
Linked Index[1]	42.48%	14.62%	9.09%

No Deduction of Taxes [Text Block]	Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Material Change Date	Jun. 12, 2026
Net Assets	$ 193,863,735
Holdings Count | shares	41
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2026)
Net assets	$193,863,735
Number of portfolio holdings (excluding derivatives)	41
Portfolio turnover rate[3]	69%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2026)

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Sector diversification[4,6]	(%)
Integrated Oils	20.9%
Midstream - Oil & Gas	16.4%
Power Generation	12.0%
Exploration & Production	10.6%
Refining & Marketing	8.4%
Renewable Energy Equipment	6.3%
Oilfield Services & Equipment	5.6%
Measurement Instruments	4.4%
Infrastructure Construction	4.3%
Other (includes short-term Investments)	11.1%

Country diversification[4,6]	(%)
United States	65.9%
Canada	14.7%
Germany	3.9%
Denmark	3.6%
France	3.4%
Italy	2.6%
Spain	1.7%
Netherlands	1.6%
Argentina	1.2%
Other (includes short-term Investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Fund conversion to Exchanged-Traded Fund (ETF)

At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.

Pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors, the Conversion was a tax-free reorganization that consisted of (i) the acquisition of the assets and assumption of the liabilities of the Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Fund; (ii) the pro rata distribution of such shares to the shareholders of the Fund who held shares of the Fund through accounts that are permitted to hold ETF shares or the distribution of cash to the shareholders of the Fund who did not hold Fund shares through accounts that are permitted to hold ETF shares equal in value to the aggregate NAV of the Fund shares held by such shareholders, and (iii) the complete liquidation and dissolution of the Fund.

The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.

The final day for all investors to purchase shares of the Fund was June 10, 2026 and the final day to redeem or exchange out of the Fund was June 11, 2026. For more information regarding the Conversion, investors should refer to the combined Prospectus/Information Statement on file with the U.S. Securities and Exchange Commission.

Material Fund Change Name [Text Block]	At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.
Material Fund Change Expenses [Text Block]	The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class C
Trading Symbol	MLOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during and after the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$109	1.90%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 29.35% total return in the six months ended May 31, 2026, compared with the Linked Index,[1] which returned 26.39%, and the MSCI World Index - net, which returned 11.38%.

Stock selection in the integrated oils sector helped the Fund's relative performance in the period compared with the Linked Index,[1] led by an out-of-benchmark position in Cenovus Energy. The Canada-based energy producer had a sizable gain, benefiting from strong earnings growth and an announced dividend increase. The Fund's out-of-benchmark allocation to infrastructure construction companies also aided performance, as these holdings generated strong returns. Stock selection in the midstream oil & gas sector further contributed to performance, in part due to a non-investment in pipeline owner Kinder Morgan, which rose but trailed the benchmark.

Factors that detracted from relative performance included the Fund's non-benchmark allocation to integrated electric utilities, which had only a small gain in the portfolio. An underweight in oilfield services & equipment also hindered returns, as the sector rose more than 40% in the benchmark. The Fund's out-of-benchmark position in base metals producers weighed on relative performance as well. The allocation consisted of two uranium operators that were strong performers in 2025, but then struggled in 2026 as the Iran conflict disrupted the nuclear and uranium value chains.

Top contributors	Top detractors
Integrated Oils	Integrated Electric Utilities
Infrastructure Construction	Oilfield Services & Equipment
Midstream - Oil & Gas	Base Metals

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of May 31, 2026)
	1 Year	5 Years	10 Years
With sales charge	56.25%[2]	18.78%	9.42%
Without sales charge	57.25%	18.78%	9.42%
MSCI World Index - net	27.49%	11.97%	13.09%
Linked Index[1]	42.48%	14.62%	9.09%

No Deduction of Taxes [Text Block]	Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Material Change Date	Jun. 12, 2026
Net Assets	$ 193,863,735
Holdings Count | shares	41
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2026)
Net assets	$193,863,735
Number of portfolio holdings (excluding derivatives)	41
Portfolio turnover rate[3]	69%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2026)

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Sector diversification[4,6]	(%)
Integrated Oils	20.9%
Midstream - Oil & Gas	16.4%
Power Generation	12.0%
Exploration & Production	10.6%
Refining & Marketing	8.4%
Renewable Energy Equipment	6.3%
Oilfield Services & Equipment	5.6%
Measurement Instruments	4.4%
Infrastructure Construction	4.3%
Other (includes short-term Investments)	11.1%

Country diversification[4,6]	(%)
United States	65.9%
Canada	14.7%
Germany	3.9%
Denmark	3.6%
France	3.4%
Italy	2.6%
Spain	1.7%
Netherlands	1.6%
Argentina	1.2%
Other (includes short-term Investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Fund conversion to Exchanged-Traded Fund (ETF)

At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.

Pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors, the Conversion was a tax-free reorganization that consisted of (i) the acquisition of the assets and assumption of the liabilities of the Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Fund; (ii) the pro rata distribution of such shares to the shareholders of the Fund who held shares of the Fund through accounts that are permitted to hold ETF shares or the distribution of cash to the shareholders of the Fund who did not hold Fund shares through accounts that are permitted to hold ETF shares equal in value to the aggregate NAV of the Fund shares held by such shareholders, and (iii) the complete liquidation and dissolution of the Fund.

The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.

The final day for all investors to purchase shares of the Fund was June 10, 2026 and the final day to redeem or exchange out of the Fund was June 11, 2026. For more information regarding the Conversion, investors should refer to the combined Prospectus/Information Statement on file with the U.S. Securities and Exchange Commission.

Material Fund Change Name [Text Block]	At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.
Material Fund Change Expenses [Text Block]	The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class I
Trading Symbol	MLOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during and after the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$52	0.90%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 30.05% total return in the six months ended May 31, 2026, compared with the Linked Index,[1] which returned 26.39%, and the MSCI World Index - net, which returned 11.38%.

Stock selection in the integrated oils sector helped the Fund's relative performance in the period compared with the Linked Index,[1] led by an out-of-benchmark position in Cenovus Energy. The Canada-based energy producer had a sizable gain, benefiting from strong earnings growth and an announced dividend increase. The Fund's out-of-benchmark allocation to infrastructure construction companies also aided performance, as these holdings generated strong returns. Stock selection in the midstream oil & gas sector further contributed to performance, in part due to a non-investment in pipeline owner Kinder Morgan, which rose but trailed the benchmark.

Factors that detracted from relative performance included the Fund's non-benchmark allocation to integrated electric utilities, which had only a small gain in the portfolio. An underweight in oilfield services & equipment also hindered returns, as the sector rose more than 40% in the benchmark. The Fund's out-of-benchmark position in base metals producers weighed on relative performance as well. The allocation consisted of two uranium operators that were strong performers in 2025, but then struggled in 2026 as the Iran conflict disrupted the nuclear and uranium value chains.

Top contributors	Top detractors
Integrated Oils	Integrated Electric Utilities
Infrastructure Construction	Oilfield Services & Equipment
Midstream - Oil & Gas	Base Metals

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of May 31, 2026)
	1 Year	5 Years	10 Years
Class I2	58.90%	20.01%	10.54%
MSCI World Index - net	27.49%	11.97%	13.09%
Linked Index[1]	42.48%	14.62%	9.09%

No Deduction of Taxes [Text Block]	Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Material Change Date	Jun. 12, 2026
Net Assets	$ 193,863,735
Holdings Count | shares	41
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2026)
Net assets	$193,863,735
Number of portfolio holdings (excluding derivatives)	41
Portfolio turnover rate[3]	69%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2026)

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Sector diversification[4,6]	(%)
Integrated Oils	20.9%
Midstream - Oil & Gas	16.4%
Power Generation	12.0%
Exploration & Production	10.6%
Refining & Marketing	8.4%
Renewable Energy Equipment	6.3%
Oilfield Services & Equipment	5.6%
Measurement Instruments	4.4%
Infrastructure Construction	4.3%
Other (includes short-term Investments)	11.1%

Country diversification[4,6]	(%)
United States	65.9%
Canada	14.7%
Germany	3.9%
Denmark	3.6%
France	3.4%
Italy	2.6%
Spain	1.7%
Netherlands	1.6%
Argentina	1.2%
Other (includes short-term Investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Fund conversion to Exchanged-Traded Fund (ETF)

At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.

Pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors, the Conversion was a tax-free reorganization that consisted of (i) the acquisition of the assets and assumption of the liabilities of the Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Fund; (ii) the pro rata distribution of such shares to the shareholders of the Fund who held shares of the Fund through accounts that are permitted to hold ETF shares or the distribution of cash to the shareholders of the Fund who did not hold Fund shares through accounts that are permitted to hold ETF shares equal in value to the aggregate NAV of the Fund shares held by such shareholders, and (iii) the complete liquidation and dissolution of the Fund.

The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.

The final day for all investors to purchase shares of the Fund was June 10, 2026 and the final day to redeem or exchange out of the Fund was June 11, 2026. For more information regarding the Conversion, investors should refer to the combined Prospectus/Information Statement on file with the U.S. Securities and Exchange Commission.

Material Fund Change Name [Text Block]	At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.
Material Fund Change Expenses [Text Block]	The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class R
Trading Symbol	MLORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during and after the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$80	1.40%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 29.70% total return in the six months ended May 31, 2026, compared with the Linked Index,[1] which returned 26.39%, and the MSCI World Index - net, which returned 11.38%.

Stock selection in the integrated oils sector helped the Fund's relative performance in the period compared with the Linked Index,[1] led by an out-of-benchmark position in Cenovus Energy. The Canada-based energy producer had a sizable gain, benefiting from strong earnings growth and an announced dividend increase. The Fund's out-of-benchmark allocation to infrastructure construction companies also aided performance, as these holdings generated strong returns. Stock selection in the midstream oil & gas sector further contributed to performance, in part due to a non-investment in pipeline owner Kinder Morgan, which rose but trailed the benchmark.

Factors that detracted from relative performance included the Fund's non-benchmark allocation to integrated electric utilities, which had only a small gain in the portfolio. An underweight in oilfield services & equipment also hindered returns, as the sector rose more than 40% in the benchmark. The Fund's out-of-benchmark position in base metals producers weighed on relative performance as well. The allocation consisted of two uranium operators that were strong performers in 2025, but then struggled in 2026 as the Iran conflict disrupted the nuclear and uranium value chains.

Top contributors	Top detractors
Integrated Oils	Integrated Electric Utilities
Infrastructure Construction	Oilfield Services & Equipment
Midstream - Oil & Gas	Base Metals

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of May 31, 2026)
	1 Year	5 Years	10 Years
Class R2	58.03%	19.39%	9.96%
MSCI World Index - net	27.49%	11.97%	13.09%
Linked Index[1]	42.48%	14.62%	9.09%

No Deduction of Taxes [Text Block]	Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Material Change Date	Jun. 12, 2026
Net Assets	$ 193,863,735
Holdings Count | shares	41
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2026)
Net assets	$193,863,735
Number of portfolio holdings (excluding derivatives)	41
Portfolio turnover rate[3]	69%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2026)

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Sector diversification[4,6]	(%)
Integrated Oils	20.9%
Midstream - Oil & Gas	16.4%
Power Generation	12.0%
Exploration & Production	10.6%
Refining & Marketing	8.4%
Renewable Energy Equipment	6.3%
Oilfield Services & Equipment	5.6%
Measurement Instruments	4.4%
Infrastructure Construction	4.3%
Other (includes short-term Investments)	11.1%

Country diversification[4,6]	(%)
United States	65.9%
Canada	14.7%
Germany	3.9%
Denmark	3.6%
France	3.4%
Italy	2.6%
Spain	1.7%
Netherlands	1.6%
Argentina	1.2%
Other (includes short-term Investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Fund conversion to Exchanged-Traded Fund (ETF)

At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.

Pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors, the Conversion was a tax-free reorganization that consisted of (i) the acquisition of the assets and assumption of the liabilities of the Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Fund; (ii) the pro rata distribution of such shares to the shareholders of the Fund who held shares of the Fund through accounts that are permitted to hold ETF shares or the distribution of cash to the shareholders of the Fund who did not hold Fund shares through accounts that are permitted to hold ETF shares equal in value to the aggregate NAV of the Fund shares held by such shareholders, and (iii) the complete liquidation and dissolution of the Fund.

The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.

The final day for all investors to purchase shares of the Fund was June 10, 2026 and the final day to redeem or exchange out of the Fund was June 11, 2026. For more information regarding the Conversion, investors should refer to the combined Prospectus/Information Statement on file with the U.S. Securities and Exchange Commission.

Material Fund Change Name [Text Block]	At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.
Material Fund Change Expenses [Text Block]	The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class Z
Trading Symbol	MLOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during and after the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$52	0.90%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 30.02% total return in the six months ended May 31, 2026, compared with the Linked Index,[1] which returned 26.39%, and the MSCI World Index - net, which returned 11.38%.

Stock selection in the integrated oils sector helped the Fund's relative performance in the period compared with the Linked Index,[1] led by an out-of-benchmark position in Cenovus Energy. The Canada-based energy producer had a sizable gain, benefiting from strong earnings growth and an announced dividend increase. The Fund's out-of-benchmark allocation to infrastructure construction companies also aided performance, as these holdings generated strong returns. Stock selection in the midstream oil & gas sector further contributed to performance, in part due to a non-investment in pipeline owner Kinder Morgan, which rose but trailed the benchmark.

Factors that detracted from relative performance included the Fund's non-benchmark allocation to integrated electric utilities, which had only a small gain in the portfolio. An underweight in oilfield services & equipment also hindered returns, as the sector rose more than 40% in the benchmark. The Fund's out-of-benchmark position in base metals producers weighed on relative performance as well. The allocation consisted of two uranium operators that were strong performers in 2025, but then struggled in 2026 as the Iran conflict disrupted the nuclear and uranium value chains.

Top contributors	Top detractors
Integrated Oils	Integrated Electric Utilities
Infrastructure Construction	Oilfield Services & Equipment
Midstream - Oil & Gas	Base Metals

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of May 31, 2026)
	1 Year	5 Years	10 Years
Class Z2	58.83%	20.02%	10.55%
MSCI World Index - net	27.49%	11.97%	13.09%
Linked Index[1]	42.48%	14.62%	9.09%

No Deduction of Taxes [Text Block]	Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Material Change Date	Jun. 12, 2026
Net Assets	$ 193,863,735
Holdings Count | shares	41
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2026)
Net assets	$193,863,735
Number of portfolio holdings (excluding derivatives)	41
Portfolio turnover rate[3]	69%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2026)

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Sector diversification[4,6]	(%)
Integrated Oils	20.9%
Midstream - Oil & Gas	16.4%
Power Generation	12.0%
Exploration & Production	10.6%
Refining & Marketing	8.4%
Renewable Energy Equipment	6.3%
Oilfield Services & Equipment	5.6%
Measurement Instruments	4.4%
Infrastructure Construction	4.3%
Other (includes short-term Investments)	11.1%

Country diversification[4,6]	(%)
United States	65.9%
Canada	14.7%
Germany	3.9%
Denmark	3.6%
France	3.4%
Italy	2.6%
Spain	1.7%
Netherlands	1.6%
Argentina	1.2%
Other (includes short-term Investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Exxon Mobil Corp.	6.3%
Valero Energy Corp.	6.0%
Suncor Energy, Inc.	5.9%
SLB Ltd.	5.6%
ConocoPhillips	5.5%
First Solar, Inc.	5.1%
TC Energy Corp.	3.7%
Orsted AS	3.6%
TotalEnergies SE	3.3%
Nextpower, Inc.	3.1%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Fund conversion to Exchanged-Traded Fund (ETF)

At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.

Pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors, the Conversion was a tax-free reorganization that consisted of (i) the acquisition of the assets and assumption of the liabilities of the Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Fund; (ii) the pro rata distribution of such shares to the shareholders of the Fund who held shares of the Fund through accounts that are permitted to hold ETF shares or the distribution of cash to the shareholders of the Fund who did not hold Fund shares through accounts that are permitted to hold ETF shares equal in value to the aggregate NAV of the Fund shares held by such shareholders, and (iii) the complete liquidation and dissolution of the Fund.

The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.

The final day for all investors to purchase shares of the Fund was June 10, 2026 and the final day to redeem or exchange out of the Fund was June 11, 2026. For more information regarding the Conversion, investors should refer to the combined Prospectus/Information Statement on file with the U.S. Securities and Exchange Commission.

Material Fund Change Name [Text Block]	At a meeting held on March 10, 2026, the Board of Directors of the Fund approved the conversion of the Fund into an exchange-traded fund, the Cohen & Steers Future of Energy Active ETF (the Acquiring Fund), a newly created series of the Cohen & Steers ETF Trust (the Conversion). The Conversion did not require shareholder approval and occurred on June 12, 2026.
Material Fund Change Expenses [Text Block]	The Acquiring Fund is managed by the same portfolio management team and pursues the same investment objectives as the Fund. The Acquiring Fund charges a unitary management fee at an annual rate of 0.80% of the average daily net assets of the ETF. Additionally, the Acquiring Fund has adopted the historical accounting records and performance of the Fund's Class I shares. In connection with the Conversion, Class A, Class C, Class R and Class Z shares of the Fund were consolidated into Class I shares (without a CDSC or other charge) on June 5, 2026. Effective June 1, 2026, Distribution (12b-1) Fees on Class A, C and R shares were waived.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2025, which were previously disclosed in the Fund's Prospectus and combined Prospectus/Information statement. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348